Share capital and other components of equity	12 Months Ended
Dec. 31, 2020
Share Capital And Other Components Of Equity [Abstract]
Share capital and other components of equity
19.	Share capital and other components of equity

The Company is authorized to issue an unlimited number of common shares and preferred shares, issuable in series. Both common and preferred shares are without par value. All issued shares are fully paid.

The common shares entitle the holders thereof to one vote per share. The holders of the common shares are entitled to receive dividends as declared from time to time. Subject to the rights, privileges, restrictions and conditions attached to any other class of shares of the Company, the holders of the common shares are entitled to receive the remaining property of the Company upon its dissolution, liquidation or winding-up.

The preferred shares may be issued in one or more series, with such rights and conditions as may be determined by resolution of the Directors who shall determine the designation, rights, privileges, conditions and restrictions to be attached to the preferred shares of such series. There are no voting rights attached to the preferred shares except as prescribed by law. In the event of the liquidation, dissolution or winding-up of the Company, or any other distribution of assets of the Company among its shareholders, the holders of the preferred shares of each series are entitled to receive, with priority over the common shares and any other shares ranking junior to the preferred shares of the Company, an amount equal to the redemption price for such shares, plus an amount equal to any dividends declared thereon but unpaid and not more. The preferred shares for each series are also entitled to such other preferences over the common shares and any other shares ranking junior to the preferred shares as may be determined as to their respective series authorized to be issued. The preferred shares of each series shall be on a parity basis with the preferred shares of every other series with respect to payment of dividends and return of capital. There are no preferred shares currently issued and outstanding.

During the first quarter of fiscal 2020, the Company completed an initial public offering on the New York Stock Exchange. The Company issued a total of 6,900,000 common shares, that were issued at a price of $33.35 per share for gross proceeds to the Company of $230,115,000. The Company incurred share issuance costs of approximately $13.2 million of which $12.6 million were recorded to share capital and $0.6 million were recognized in the consolidated statement of income.

During the third quarter of fiscal 2020, the Company completed a common share offering in the United States and Canada. The Company issued a total of 5,060,000 common shares, that were issued at a price of $43.25 per share for gross proceeds to the Company of $218,845,000. The Company incurred share issuance costs of approximately $11.0 million which were fully recorded to share capital.

The following table summarizes the number of common shares issued:

(in number of shares)	Note	2020	2019
Balance, beginning of year		81,450,326	86,397,588
Repurchase and cancellation of own shares		(1,542,155)	(6,409,446)
Issuance of shares		11,960,000	-
Stock options exercised	21	1,529,814	1,462,184
Balance, end of year		93,397,985	81,450,326

The following table summarizes the share capital issued and fully paid:

	2020	2019
Balance, beginning of year	678,915	697,232
Issuance of shares, net of expenses	425,350	-
Repurchase and cancellation of own shares	(12,025)	(39,621)
Cash consideration of stock options exercised	21,361	16,347
Ascribed value credited to share capital on stock options exercised	4,554	4,233
Issuance of shares on settlement of RSUs	1,894	724
Balance, end of year	1,120,049	678,915

Pursuant to the normal course issuer bid (“NCIB”) which began on October 14, 2020 and ending on October 13, 2021, the Company is authorized to repurchase for cancellation up to a maximum of 7,000,000 of its common shares under certain conditions. As at December 31, 2020, and since the inception of this NCIB, the Company has not repurchased and cancelled any shares.

During 2020, the Company repurchased 1,542,155 common shares at a weighted average price of $24.64 (CAD $34.13) per share for a total purchase price of $38.0 million relating to the NCIB. During 2019, the Company repurchased 6,409,446 common shares at a weighted average price of 30.03 (CAD $39.89) per share for a total purchase price of $192.5 million relating to a previous NCIB. The excess of the purchase price paid over the carrying value of the shares repurchased in the amount of $26.0 million (2019 – $152.8 million) was charged to retained earnings as share repurchase premium.

Contributed surplus

The contributed surplus account is used to record amounts arising on the issue of equity-settled share-based payment awards (see note 21).

Accumulated other comprehensive income (“AOCI”)

At December 31, 2020 and 2019 and January 1, 2019, AOCI is comprised of accumulated foreign currency translation differences arising from the translation of the financial statements of foreign operations, financial assets measured at fair value through OCI, gain or loss on net investment hedge, realized gains on investments, cash flow hedges and defined benefit plan remeasurement gain or loss.

Dividends

In 2020, the Company declared quarterly dividends amounting to a total of $0.80 (CAD $1.07)  per outstanding common share when the dividend was declared (2019 – $0.74 (CAD $0.98)) for a total of $72.7 million (2019 - $61.6 million). The Board of Directors approved a quarterly dividend of $0.23 per outstanding common share of the Company’s capital, for an expected aggregate payment of $21.5 million to be paid on April 15, 2021 to shareholders of record at the close of business on March 31, 2021.